Client Name:
Client Project Name:	BRAVO 2023-NQM5
Start - End Dates:	7/6/2019 - 5/16/2023
Deal Loan Count:	376

Conditions Report 2.0

Loans in Report:	376
Loans with Conditions:	162

152 - Total Active Conditions
2 - Material Conditions
2 - Compliance Review Scope
1 - Category: State High Cost
1 - Category: TILA/RESPA Integrated Disclosure
150 - Non-Material Conditions
108 - Credit Review Scope
4 - Category: Application
8 - Category: Assets
48 - Category: Credit/Mtg History
7 - Category: Income/Employment
3 - Category: Insurance
9 - Category: LTV/CLTV
25 - Category: Terms/Guidelines
4 - Category: Title
23 - Property Valuations Review Scope
1 - Category: Appraisal
15 - Category: FEMA
7 - Category: Property
19 - Compliance Review Scope
1 - Category: County High Cost
4 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: RESPA
4 - Category: State Consumer Protection
8 - Category: TILA/RESPA Integrated Disclosure
135 - Total Satisfied Conditions

39 - Credit Review Scope
7 - Category: Application
6 - Category: Assets
6 - Category: Credit/Mtg History
7 - Category: DTI
5 - Category: Income/Employment
2 - Category: Insurance
5 - Category: Legal Documents
1 - Category: Title
45 - Property Valuations Review Scope
20 - Category: Appraisal
14 - Category: FEMA
4 - Category: Property
7 - Category: Value
51 - Compliance Review Scope
4 - Category: Compliance Manual
2 - Category: Documentation
2 - Category: RESPA
2 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: State High Cost
1 - Category: Texas Home Equity
38 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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